Schedule of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance, beginning of year		$ 482,905	$ 482,905
Increase in goodwill due to acquisition	[1]	4,929	0
Balance, end of year		$ 487,834	$ 482,905

[1]	The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.